Stock-Based Compensation (Details) - Summary of Stock Option Activity - Share-based Payment Arrangement, Option [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding , Beginning balance	82,179	40,000
Number of Options Granted	136,867	42,179	0
Number of Options Exercised	0	0
Number of Options Forfeited	0	0
Number of Options Outstanding , Ending balance	219,046	82,179	40,000
Number of Options Options exercisable	57,556	39,166
Weighted Average Exercise Price Outstanding , Beginning balance	$ 0.25	$ 0.10
Weighted Average Exercise Price Granted	7.90	0.40
Weighted Average Exercise Price Exercised	0	0
Weighted Average Exercise Price Forfeited	0	0
Weighted Average Exercise Price Outstanding , Ending balance	5.03	0.25	$ 0.10
Weighted Average Exercise Price Options exercisable	$ 0.22	$ 0.10
Weighted Average Remaining Contractual Term (years) Outstanding , Beginning balance	8 years 7 months 6 days	8 years 4 months 24 days
Weighted Average Remaining Contractual Term (years) Outstanding , Ending balance	8 years 7 months 6 days	8 years 4 months 24 days
Weighted Average Remaining Contractual Term (years) Options exercisable	6 years	7 years 7 months 6 days
Aggregate Intrinsic Value Outstanding , Beginning balance	$ 12,000
Aggregate Intrinsic Value Outstanding , Beginning balance	1,007,198	$ 12,000
Aggregate Intrinsic Value Options exercisable	$ 541,492	$ 11,750